BIOLOGICAL ASSETS - Disclosure of detailed information about Impact on fair value if 10% increase decrease in each input (Details) - Cannabis Plants [Member]	12 Months Ended
	Dec. 31, 2021 CAD_per_gram Gram	Dec. 31, 2020 CAD_per_gram Gram
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	3.64	6.01
Average post-harvest costs per gram of dried cannabis (in CAD)	1.16	0.83
Attrition rate	27.00%	5.00%
Average yield per plant (in grams) | Gram	47	54
Average stage of growth	47.00%	4.00%
10% change [Member]
Disclosure of detailed information about biological assets [line items]
Average selling price per gram of dried cannabis (in CAD)	296	8.86
Average post-harvest costs per gram of dried cannabis (in CAD)	140	0.23
Attrition rate	100.00%	0.43%
Average yield per plant (in grams) | Gram	228	7.64
Average stage of growth	212.00%	7.64%